Convertible Notes (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Mar. 25, 2025	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Aug. 27, 2024
Convertible Notes [Line Items]
Aggregate principal amount							$ 3,100
Common stock, par value (in Dollars per share)		$ 0.0001		$ 0.0001	$ 0.0001
Conversion price percentage		85.00%		85.00%
Conversion price per share (in Dollars per share)		$ 3.5		$ 3.5
Outstanding principal under the notes	$ 3,100		$ 3,145	$ 3,145
Convertible notes			$ 145	715
Unamortized debt discount				$ 1,478
VWAP [Member]
Convertible Notes [Line Items]
Conversion price percentage		85.00%		85.00%
Convertible Notes [Member]
Convertible Notes [Line Items]
Initial closing equal per share (in Dollars per share)	$ 3.5
Convertible notes						$ 1,700
Unamortized debt discount				$ 1,500		$ 1,500
Convertible Notes Payable [Member]
Convertible Notes [Line Items]
Convertible notes				$ 1,700
Minimum [Member] | Floor Price [Member]
Convertible Notes [Line Items]
Initial closing equal per share (in Dollars per share)		$ 2.47		$ 2.47
Maximum [Member] | Floor Price [Member]
Convertible Notes [Line Items]
Initial closing equal per share (in Dollars per share)		$ 2.68		$ 2.68
Common Stock [Member]
Convertible Notes [Line Items]
Qualified financing least		$ 5,000		$ 5,000
Conversion price percentage		85.00%		85.00%
Conversion of convertible notes (in Shares)	898,573